Prepayments, Deposits and Other Current Assets	12 Months Ended
Jun. 30, 2023
Prepayment And Other Current Assets [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

NOTE 5 – PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

Prepayments, deposits and other current assets as of June 30, 2023 and 2022 consisted of the following:

	2023	2022
Prepaid for marketing fee*	$4,220,986	$1,865,219
Receivable from equity transfer**	830,358	-
Tax receivable	564,158	-
Deposits made for acquisitions***	-	6,011,058
Performance deposits****	-	2,086,003
Prepaid services fee	-	545,732
Prepaid office deposit	-	14,006
Other prepaid expenses and current assets	601,694	743,392
Total prepayments, deposits and other current assets	$6,217,196	$11,265,410

*	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:

	2023	2022
Beginning balance	$1,865,219	$2,333,388
Marketing fees paid	8,155,673	5,476,922
Amortization of marketing fees	(5,560,187)	(6,053,515)
Foreign exchange difference	(239,719)	108,424
Ending balance	$4,220,986	$1,865,219

**	In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of December 31, 2022, the Company recorded the receivable amount of equity transfer of $861,500 (RMB 6,000,000) in “prepayment, receivables and other current assets”. The Company expects to fully receive the amount as of December 31, 2023.

***

On April 30, 2021, the Company entered into two agreements with Premium Bright Corporate Advisory Limited (“Premium”) in which Premium will find target companies for the Company to acquire to expand its business into financial lending services. The Company prepaid a retainer of $1,800,000 to Premium in April 2021. In October 2022, the Company terminated the agreements with Premium and collected refund of the retainer in full amount.

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 60% equity interests in YouYou Cleaning Co., Ltd. (“Youyou”) in consideration of (i) RMB4 million (approximately $0.60 million) in cash and (ii) 2,702,826 ordinary shares (13,514 retrospectively adjusted for effect of reverse stock split on September 23, 2022 and April 12, 2023) of the Company at a fair value of $2,000,091 (par value of $270 and additional paid-in capital of $1,999,821). The Company paid the consideration on February 3, 2022 and legal formalities to transfer the control to the Company were completed in November 2022. In January 2023, the Company reached an agreement with Youyou and its former controlling shareholders to terminate the acquisition. In accordance with the termination agreement all related issued shares will be returned by June 30, 2023. As of June 30, 2023, the Company had not received the related issued shares in accordance with the termination agreement and thus recorded fair value adjustment of $2,000,091 for the year ended June 30, 2023.

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 40% equity interests in Shenzhen Chinese Enterprises Industrial LianBao Appliance Service Co., Ltd. (“Lianbao”) in consideration for 5,823,363 ordinary shares (29,117 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022 and April 12, 2023) issued on March 2, 2022 of the Company at a fair value of $3,743,258 (par value of $582 and additional paid-in capital of $3,742,676). In June 2022, the Company reached an agreement with Lianbao and its controlling shareholders to terminate the acquisition since the financial position of Lianbao had changed after the equity transfer agreement being signed. In accordance with the termination agreement all related issued shares will be returned by December 31, 2022. Accordingly, the Company has recorded the $1,747,009 as other receivables based on the fair value of the shares as of June 30, 2022 to be received and recorded fair value adjustment of $1,996,249 for the year ended June 30, 2022. As of June 30, 2023, the Company had not received the related issued shares in accordance with the termination agreement and thus recorded fair value adjustment of $1,747,009 for the year ended June 30, 2023.

****	In January 2020, E-Home Pingtan entered into three agreements with three new outlets for business cooperation purposes. These refundable performance deposits were mainly paid for the business introduction services in which the outlets promised to refer business and customers to E-Home Pingtan within three years. The outlets agreed to return the deposits to E-Home Pingtan in case of termination of the agreements. In April 2021, the Company terminated the agreement with one outlet and received refund of performance deposit from the outlet of $756,704. In January 2023, the Company renewed agreements with the two outlets for further business cooperation for three years and recorded the deposits as long-term deposits (see Note 12)